Expense Example	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	529	726	939	1,552	259	522	910	1,997	57	210	376	857	340	528	732	1,319	253	504	879	1,932	51	191	343	785